ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Regulatory liabilities (Note 11)	$ 230	$ 122
Lease obligations (Note 21)	14	14
Nonrelated Party
Related Party Transaction [Line Items]
Accrued liabilities	944	794
Accounts payable	371	348
Unearned revenue	313	336
Regulatory liabilities (Note 11)	230	122
Accrued interest	203	180
Lease obligations (Note 21)	14	14
Environmental liabilities	7	11
Derivative liabilities (Note 16)	4	4
Accounts payable and other current liabilities	$ 2,086	$ 1,809